Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Income Tax Provision

Our sources of income (loss) and income tax provision (benefit) are as follows (in thousands):

	Years ended
	December 31,
	2021	2020
Income/(loss) from continuing operations before income taxes:
U.S.	$(1,211)	$12,367
Non-U.S.	1,190	2,261
Total income/(loss) from continuing operations before income taxes:	$(21)	$14,628

Provision (benefit) for taxes:
Current:
Federal	$(887)	$2,037
State	244	347
Non-U.S.	-	81
Total current	(643)	2,465
Deferred:
Federal	1,139	126
State	220	5
Non-U.S.	-	287
Total deferred	1,359	418
Noncurrent
Federal	-	-
State	-	-
Non-U.S.	-	-
Total noncurrent	-	-
Total income tax expense	$716	$2,883
Effective income tax rate	(3,409.5)%	19.7%

Schedule of Difference in Tax Provision

The difference between the tax provision at the statutory federal income tax rate and the tax provision attributable to income (loss) from continuing operations before income taxes is as follows (in thousands):

	Years ended
	December 31,
	2021	2020
Computed expected federal tax benefit (expense)	$(4)	$3,072
(Decrease) Increase in valuation allowance	-	(1,098)
State income, net of federal benefit	367	278
Non-U.S. income taxed at different rates	(196)	322
Intercompany Gain	738	-
Unrecognized tax benefits	-	309
Other	(189)	-
Income tax expense	$716	$2,883

Schedule of Deferred Tax Assets and Liabilities

	As of December 31,
	2021	2020
Deferred tax assets:
Net operating losses	$136		$1,357
Depreciation	-		(1)
Valuation allowance	-		(1,331)
Total deferred tax assets	$136		$25
Deferred tax liabilities:
Deferred course expenses	$(34)	$
Intercompany Debts	(1,595)		-
Total deferred tax liabilities	(1,629)		(159)
Net deferred tax asset (liability)	$(1,493)		$(134)

Schedule of Unrecognized Tax Benefits

The following is a tabular reconciliation of the total amounts of unrecognized tax benefits:

	As of December 31,
	2021	2020
Unrecognized tax benefits - January 1	$309	$309
Gross increases - tax positions in prior period	-	-
Gross decreases - tax positions in prior period	-	-
Unrecognized tax benefits - December 31	$309	$309

Schedule of Liability for Unrecognized Tax Benefits

	As of December 31,
	2021	2020
Reduction of net operating loss carryforwards	$-	$-
Noncurrent tax liability (reflected in Other long-term liabilities)	309	309
Total liability for unrecognized tax benefits	$309	$309